Material Accounting Policies	12 Months Ended
Dec. 31, 2023
Material Accounting Policies [Abstract]
Material Accounting Policies

Note 3 - Material Accounting Policies

The accounting policies set out below have been applied consistently for all periods presented in these consolidated financial statements.

A.	Basis of consolidation and equity method accounting

(1)	Subsidiaries

Subsidiaries are entities controlled by the Company. Control exists when the Company is exposed, or has rights, to variable returns from its involvement with the acquiree and it has the ability to affect those returns through its power over the acquiree. Substantive rights held by the Company and others are taken into account when assessing control. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control is lost.

(2)	Non-controlling interests

Non-controlling interests comprise the equity of a subsidiary that cannot be attributed, directly or indirectly, to the parent company and they include additional components such as Issuance of capital note only to the non-controlling interest and share options of subsidiaries.

Allocation of profit or loss and other comprehensive income to the shareholders

Profit or loss and any part of other comprehensive income are allocated to the owners of the Company and the non-controlling interests. Total comprehensive income is allocated to the owners of the Company and the non-controlling interests even if the result is a negative balance of non-controlling interests.

Transactions with non-controlling interests, while retaining control

Transactions with non-controlling interests while retaining control are accounted for as equity transactions. Any difference between the consideration paid or received and the change in non-controlling interests is included in the owners’ share in equity of the Company directly in Transaction reserve with non-controlling interests.

(3)	Investment in associates and joint ventures (equity accounted investees)

Associates are those entities in which the Company has significant influence, but not control or joint control, over the financial and operating policies. There is a rebuttable presumption that significant influence exists when the Company holds between 20% and 50% of another entity. Joint ventures are joint arrangements in which the Company has rights to the net assets of the arrangement.

Associates and joint ventures are accounted for using the equity method (equity accounted investees) and are recognized initially at cost. The cost of the investment includes transaction costs that are directly attributable to an expected acquisition of an associate or joint venture. The consolidated financial statements include the Company’s share of the income and expenses in profit or loss and of other comprehensive income of equity accounted investees, after adjustments to align the accounting policies with those of the Company, from the date that significant influence commences until the date that significant influence ceases.

Long-term interests in associates and joint ventures that, in substance, form part of the net investment in the associate or joint venture, such as preferred shares and long-term loans that their repayment is not expected and is unlikely to occur in the foreseeable future, are first accounted for in accordance with the guidance of IFRS 9 and then the equity method is applied in accordance with the guidance of IAS 28.

B.	Foreign currency

(1)	Foreign currency transactions

Transactions in foreign currencies are translated to the respective functional currencies of the Company at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency at the exchange rate at that date. The foreign currency gain or loss on monetary items is the difference between amortized cost in the functional currency at the beginning of the year, adjusted for effective interest and payments during the year, and the amortized cost in foreign currency translated at the exchange rate at the end of the year.

Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are retranslated to the functional currency at the exchange rate at the date that the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction.

Foreign currency differences arising on translation are generally recognized in profit or loss, except for qualifying cash flow hedges to the extent the hedge is effective, which are recognized in other comprehensive income.

(2)	Foreign operations

The assets and liabilities of foreign operations, including adjustments arising on consolidation, are translated at exchange rates at the reporting date. The income and expenses for each period presented in the statement of profit or loss and other comprehensive income (loss) are translated at average exchange rates for the presented periods; however, if exchange rates fluctuate significantly, income and expenses are translated at the exchange rates at the date of the transactions.

Foreign currency exchange differences are recognized in equity as a separate component of other comprehensive income (loss): “foreign currency translation adjustments”.

When the foreign operation is a non-wholly-owned subsidiary of the Company, then the relevant proportionate share of the foreign operation translation difference is allocated to the non-controlling interests.

Foreign exchange gains and losses arising from a monetary item receivable from, or payable to, a foreign operation, the settlement of which is neither planned nor likely in the foreseeable future, are considered to form part of a net investment in a foreign operation and are recognized in other comprehensive income (loss) and are presented within equity as part of the translation reserve.

(3)	Presentation Currency

For the convenience of the reader, the reported euro figures as of December 31, 2023 and for the year then ended, are also presented in dollars, translated at the representative rate of exchange as of December 31, 2023 (euro 1.106 = US$ 1.00). The dollar amounts presented in these financial statements should not be construed as representing amounts that are receivable or payable in dollars or convertible into dollars, unless otherwise indicated.

C.	Financial instruments

(1)	Trade accounts receivables, services concession receivables and other receivables

The Company initially recognizes receivables on the date that they are created. Receivables without a significant financing component are initially measured at the transaction price and subsequently measured at amortized cost, using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss.

(2)	Non-derivative financial liabilities

The Company’s financial liabilities include loans and borrowings, trade payables, other payables, finance lease obligations, debentures, long-term loans and other long-term liabilities.

The Company initially recognizes debt securities issued on the date that they originated. All other financial liabilities are recognized initially on the trade date at which the Company becomes a party to the contractual provisions of the instrument.

Financial liabilities are recognized initially at fair value less any directly attributable transaction costs. Subsequent to initial recognition, these financial liabilities are measured at amortized cost using the effective interest method.

Financial liabilities are derecognized when the obligation of the Company, as specified in the agreement, expires or when it is discharged or cancelled.

(3)	Derivative financial instruments, including hedge accounting

The Company holds both derivative financial instruments to hedge its interest rate risk exposures and fluctuating electricity prices risk exposures and derivatives that do not serve hedging purposes.

Hedge accounting

The Company designates certain derivatives as hedging instruments in order to hedge changes in cash flows that relate to highly probable forecasted transactions and which derive from changes in fluctuation in the electricity prices and changes in interest on variable-rate loans. The Company continues to apply IAS 39 for the hedge accounting.

The Company makes an assessment, both at the inception of the hedge relationship as well as on an ongoing basis, as to whether the hedging instruments are expected to be “highly effective” in offsetting the changes in the fair value or cash flows of the respective hedged items during the period for which the hedge is designated, and whether the actual results of each hedge are within a range of 80-125 percent.

Measurement of derivative financial instruments

Derivatives are recognized initially at fair value and attributable transaction costs are recognized in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are accounted for as described below.

Cash flow hedges

When a derivative instrument is designated as a cash flow hedge, the effective portion of the changes in fair value of the derivative is recognized in other comprehensive income, directly within a hedging reserve. The effective portion of changes in fair value of a derivative, recognized in other comprehensive income, is limited to the cumulative change in fair value of the hedged item (based on present value), from inception of the hedge. The change in fair value in respect of the ineffective portion is recognized immediately in profit or loss.

If the hedge no longer qualifies as an accounting hedge, or the hedging instrument is sold, expires, is terminated or exercised, hedge accounting is discontinued on a prospective basis. When hedge accounting is discontinued, the amounts accumulated in the past in the hedging reserve and cost of hedging reserve remain in the reserve, until such time as they are included in the initial cost of the non-financial item (for hedged transactions whose result is a non-financial item), or until such time as they are reclassified to profit or loss in the period, or periods, in which the hedged forecasted future cash flows affect profit or loss (for other cash flows hedges).

Economic hedges

Hedge accounting is not applied to derivative instruments that economically hedge financial assets and liabilities denominated in foreign currencies. Changes in the fair value of such derivatives are recognized in profit or loss under financing income or expenses.

(4)	Interest Rate Benchmark Reform

When the basis for determining the contractual cash flows of a financial asset or financial liability measured at amortized cost changes as a result of interest rate benchmark reform, the Company updates the effective interest rate of the financial asset or financial liability to reflect the change required by the reform. When changes are made to a financial asset or financial liability in addition to changes to the basis for determining the contractual cash flows required by interest rate benchmark reform, in addition to adjusting the effective interest rate as a result of the reform the Company applies on accounting for substantial modifications in terms of debt instruments.

(5)	CPI-linked assets and liabilities that are not measured at fair value

The value of CPI-linked financial assets and liabilities, which are not measured at fair value, is re-measured every period in accordance with the actual increase/decrease in the CPI.

D.	Fixed assets

(1)	Recognition and measurement

Fixed assets items are measured at cost less accumulated depreciation. Cost includes expenditures that are directly attributable to the acquisition of the fixed asset. The cost of self-constructed assets includes the cost of materials and direct labor, any other costs directly attributable to bringing the assets to a working condition for their intended use, an estimate of the costs of dismantling and removing the items and restoring the site on which they are located, and capitalized borrowing costs (mainly specific). Project licenses are included in the cost of photovoltaic plants.

The costs of replacing part of a fixed asset item and other subsequent expenses are capitalized if it is probable that the future economic benefits associated with them will flow to the Company and their cost can be measured reliably. The carrying amount of the replaced part of a fixed asset item is derecognized. The costs of day-to-day servicing are recognized in profit or loss as incurred.

Gains and losses on disposal of a fixed asset item are determined by comparing the net proceeds from disposal with the carrying amount of the asset, and are recognized in profit or loss.

(2)	Depreciation

Depreciation is a systematic allocation of the depreciable amount of an asset over its useful life. The depreciable amount is the cost of the asset, or other amount substituted for cost, less its residual value. An asset is depreciated from the date it is ready for use, meaning the date it reaches the location and condition required for it to operate in the manner intended by management. Depreciation is recognized in profit or loss on a straight-line basis over the estimated useful lives of each part of the fixed asset item.

The estimated useful lives are as follows:

	% per annum	Mainly % per annum
Office furniture and equipment	6-33	33
Photovoltaic plants in Spain	5	5
Biogas plants in the Netherlands	8	8
Leasehold improvements	Over the shorter of the lease period or the life of the asset	7

The estimated useful life of the project licenses of photovoltaic plants that are carried at cost is 20-25 years for the Company’s Spanish subsidiaries. The estimated useful life of the project licenses of the Company’s Netherlands anaerobic digestion plants that are carried at cost is 13 years. The fixed assets residual values, useful lives and methods of depreciation are reviewed at each financial year-end and adjusted if appropriate.

E.	Impairment for non-financial assets

The carrying amounts of the Company’s non-financial assets are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the “cash-generating unit”). The Company views each PV plant as a separate cash-generating unit.

The recoverable amount of an asset or cash-generating unit is the greater of its fair value less costs of disposal and its value in use.

F.	Leases

(1)	Leased assets and lease liabilities

Contracts that award the Company control over the use of a leased asset for a period of time in exchange for consideration are accounted for as leases. Upon initial recognition, the Company recognizes a liability at the present value of the balance of future lease payments (these payments do not include certain variable lease payments), and concurrently recognizes a right-of-use asset at the same amount of the lease liability, adjusted for any prepaid or accrued lease payments, plus initial direct costs incurred in respect of the lease.

Since the interest rate implicit in the Company’s leases is not readily determinable, the incremental borrowing rate of the lessee is used. Subsequent to initial recognition, the right-of-use asset is accounted for using the cost model and depreciated over the shorter of the lease term or useful life of the asset.

The Company has elected to apply the practical expedient by which short-term leases of up to one year and/or leases in which the underlying asset has a low value, are accounted for such that lease payments are recognized in profit or loss on a straight-line basis, over the lease term, without recognizing an asset and/or liability in the statement of financial position.

(2)	Variable lease payments

Variable lease payments that depend on an index or a rate, are initially measured using the index or rate existing at the commencement of the lease and are included in the measurement of the lease liability. When the cash flows of future lease payments change as the result of a change in an index or a rate, the balance of the liability is adjusted against the right-of-use asset. Other variable lease payments that are not included in the measurement of the lease liability are recognized in profit or loss in the period in which the event or condition that triggers payment occurs.

(3)	Depreciation of right-of-use asset

After lease commencement, a right-of-use asset is measured on a cost basis less accumulated depreciation and accumulated impairment losses and is adjusted for re-measurements of the lease liability. Depreciation is calculated on a straight-line basis over the useful life or contractual lease period, whichever earlier. The main right of use assets are lands which are depreciated over 20-40 years.

G.	Revenue recognition

Revenues are derived primarily from the sale of electricity and natural gas to customers. Revenues are recognized when the customer obtains control over the promised products, i.e. when the natural gas or electricity is delivered to the customer. The revenue is measured according to the amount of consideration to which the Company expects to be entitled in exchange for the products promised to the customer, other than amounts collected for third parties.

Revenues from the sale of electricity and natural gas are recognized when the units produced are transferred to the grid at connection points on the basis of a meter reading.

Revenues in respect of units produced and transferred to the grid in the period between the most recent meter reading and the date of the statement of financial position, are included based on an estimate.

In some of the Company’s PV plants in Spain, the proceeds from the sale of electricity also depend on the subsidies granted by the local government in accordance with changes in the market prices of electricity. The Company measures revenues while taking into account the increase or decrease of the subsidies it will receive as a result of changes in market prices throughout the current year.

H.	Income tax

Income tax consists of current tax and deferred tax. Current tax and deferred tax are recognized in profit or loss except to the extent that the tax arises from items which are recognized directly in equity. In such cases, the tax effect is also recognized in the relevant item in equity.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes, except for a limited number of exceptions, including differences relating to investments in subsidiaries, joint arrangements and associates, to the extent that the Company is able to control the timing of the reversal of the temporary difference and it is probable that they will not reverse in the foreseeable future, either by way of selling the investment or by way of distributing dividends in respect of the investment.

A deferred tax asset is recognized for unused tax losses, tax benefits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Deferred tax assets that were not recognized are reevaluated at each reporting date and recognized if it has become probable that future taxable profits will be available against which they can be utilized.

I.	Financing income and expenses

Financing income comprises interest income on bank deposits and marketable securities, gains on changes in the fair value of financial assets at fair value through profit or loss, gains on hedging instruments that are recognized in profit or loss and exchange rate differences. Interest income is recognized as it accrues. Changes in the fair value of financial assets at fair value through profit or loss also include income from dividends and interest.

Financing expenses consist of bank charges, interest expenses on borrowings and debentures, changes in the fair value of financial assets at fair value through profit or loss, losses on hedging instruments that are recognized in profit or loss, and exchange rate differences.

Borrowing costs, which are not capitalized to qualifying assets, are recognized in profit or loss using the effective interest method. Foreign currency gains and losses on financial assets and financial liabilities are reported on a net basis as either financing income or financing expenses depending on whether foreign currency movements are in a net gain or net loss position.

In the statements of cash flows, interest received and interest paid are presented as part of cash flows from operating activities. Financing costs that were capitalized to qualifying assets are presented as part of cash flows from investment activities.

J.	Service concession arrangements

As part of service concession arrangements with government bodies for the construction and operation of a facility in consideration for fixed and variable payments, the Company recognizes a financial asset commencing from the start of the construction of the facility when it has an unconditional right to receive cash or some other financial asset for the construction services. The financial asset reflects the unconditional payments receivable in the future from the government body and bears an appropriate rate of interest for risk that is determined based on the risk of the customer. The aforementioned financial assets are stated at fair value upon initial recognition and at amortized cost in subsequent periods. As from January 1, 2018, the Company’s right to receive consideration for the construction services, constitutes a contract asset until the end of the construction period.

In projects accounted for using the financial asset model, when at the end of the construction period there is an unconditional right (other than that of the passing of time) to receive consideration for the construction services, the contract asset is classified to receivables (financial asset) according to the carrying amount of the contract asset.

K.	Discontinued operations

The Company classifies an operation as a discontinued operation when it meets the criteria to be classified as held for sale. The discontinued operation is a component of the Company’s business that represents a separate major line of business. The comparative income statement is restated as if the operation had been discontinued from the start of the earliest comparative period.

L.	New standards, amendments to standards and interpretations not yet adopted

Amendment to IAS 1, Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current (“the IAS 1 Amendment”) and subsequent amendment: Non-Current Liabilities with Covenants (“the IAS 1Subsequent Amendment”)

The IAS 1 Amendment, together with the IAS 1 Subsequent Amendment (see below), replaces certain requirements for classifying liabilities as current or non-current.

According to the IAS 1 Amendment, a liability will be classified as non-current when the entity has the right to defer settlement for at least 12 months after the reporting period, and it “has substance” and is in existence at the end of the reporting period.

According to the IAS 1 Subsequent Amendment, as published in October 2022, covenants with which the entity must comply after the reporting date do not affect classification of the liability as current or non-current. Additionally, the IAS 1 Subsequent Amendment adds disclosure requirements for liabilities subject to covenants within 12 months after the reporting date, such as disclosure regarding the nature of the covenants, the date they need to be complied with and facts and circumstances that indicate the entity may have difficulty complying with the covenants. Furthermore, the IAS 1 Amendment clarifies that the conversion option of a liability will affect its classification as current or non-current, other than when the conversion option is recognized as equity.

The IAS 1 Amendment and the IAS 1 Subsequent Amendment are effective for reporting periods beginning on or after January 1, 2024 with earlier application being permitted. The IAS 1 Amendment and IAS 1 Subsequent Amendment are applicable retrospectively, including an amendment to comparative data.

In the opinion of the Company, with regard to current loans and covenants of the Company, application of the IAS 1 Amendment and the IAS 1 Subsequent Amendment is not expected to have a material effect on the Company.